Note 6 - Common Stock, Preferred Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Warrant Activity [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Outstanding, December 31, 2019	570,000	$0.052		$-
Granted	1,620,000	0.052		-
Outstanding, December 31, 2020	2,190,000	0.052	4.30	-

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2019	21,716,557	$0.076		$-
Expired	(4,383)	52.50		-
Exchanged for common stock	(3,000,000)	0.041		-
Granted	1,500,000	0.057		-
Outstanding, December 31, 2020	20,212,174	0.068	3.69	-

Exercisable, December 31, 2020	19,462,174	$0.068	3.66	$-

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
		Weighted
		Average
	Outstanding	Remaining	Exercisable
Exercise	Number of	Life	Number of
Price	Options	In Years	Options

$0.041	19,000,000	3.62	19,000,000
$0.065	1,000,000	4.50	250,000
$0.240	208,160	6.21	208,160
$70.260	3,449	1.50	3,449
$420.000	565	0.37	565
Total	20,212,174	3.69	19,462,174